Offerings - Offering: 1	May 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, reserved for issuance under the Company Employee Stock Purchase Plan
Amount Registered | shares	224,381
Proposed Maximum Offering Price per Unit	22.66
Maximum Aggregate Offering Price	$ 5,084,473.46
Fee Rate	0.01381%
Amount of Registration Fee	$ 702.17
Offering Note	(a) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's Common Stock that become issuable under the Employee Stock Purchase Plan (the "ESPP") by reason of any stock dividend, stock split, recapitalization or other similar transaction pursuant to the anti-dilution provisions of the ESPP. (b) The Amount Registered represents 224,381 shares of Common Stock reserved for future issuance under the ESPP. (c) The Maximum Offering Price Per Unit is estimated in accordance with Rule 457(h) of the Securities Act. Such computation is based on the average of the high and low prices as reported on the Nasdaq Global Market on April 30, 2026.